Portfolio of investments—February 28, 2022 (unaudited)

		Shares	Value
Investment companies: 97.10%
Affiliated master portfolios: 62.65%
Allspring Disciplined Large Cap Portfolio			$131,384,034
Allspring Emerging Growth Portfolio			11,107,974
Allspring Factor Enhanced Emerging Markets Equity Portfolio			13,500,781
Allspring Factor Enhanced International Equity Portfolio			108,632,276
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio			60,347,655
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio			16,521,332
Allspring Small Company Value Portfolio			11,029,601
			352,523,653
Exchange-traded funds: 19.93%
iShares Core MSCI EAFE ETF		194,940	13,507,393
iShares Core MSCI Emerging Markets ETF		188,170	10,768,487
iShares Core S&P 500 ETF		162,579	71,326,659
iShares Core S&P Small-Cap ETF		153,828	16,568,814
			112,171,353
Stock funds: 14.52%
Allspring Classic Value Fund Class R6 ♠		1,802,557	21,883,037
Allspring Emerging Markets Equity Fund Class R6 ♠		571,814	15,776,352
Allspring Endeavor Select Fund Class R6 ♠†		2,015,883	22,073,921
Allspring Premier Large Company Growth Fund Class R6 ♠†		1,504,395	21,964,170
			81,697,480
Total Investment companies (Cost $487,147,537)			546,392,486
Total investments in securities (Cost $487,147,537)	97.10%		546,392,486
Other assets and liabilities, net	2.90		16,323,295
Total net assets	100.00%		$562,715,781

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
See accompanying notes to portfolio of investments

Allspring Spectrum Aggressive Growth Fund  |  1

Portfolio of investments—February 28, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Classic Value Fund Class R6	$0	$24,168,736	$(1,573,369)	$(49,428)	$(662,902)	$21,883,037
Allspring Emerging Markets Equity Fund Class R6	14,081,634	7,886,694	(2,446,745)	(575,870)	(3,169,361)	15,776,352
Allspring Endeavor Select Fund Class R6†	17,434,387	11,350,288	(4,308,625)	493,754	(2,895,883)	22,073,921
Allspring Large Cap Growth Fund Class R6†	17,452,406	3,594,789	(18,841,212)	(6,330,680)	4,124,697	0
Allspring Premier Large Company Growth Fund Class R6†	0	23,731,823	(1,468,313)	(25,680)	(273,660)	21,964,170
Short-term investments
Allspring Government Money Market Fund Select Class	2,400,000	26,723,211	(29,123,211)	0	0	0
				$(6,487,904)	$(2,877,109)	$81,697,480

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Classic Value Fund Class R6	1,802,557	$0	$0
Allspring Emerging Markets Equity Fund Class R6	571,814	103,525	0
Allspring Endeavor Select Fund Class R6†	2,015,883	0	2,341,684
Allspring Large Cap Growth Fund Class R6†	0	0	2,355,628
Allspring Premier Large Company Growth Fund Class R6†	1,504,395	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	0	1,340	0
		$104,865	$4,697,312

†	Non-income-earning security
See accompanying notes to portfolio of investments

2  |  Allspring Spectrum Aggressive Growth Fund

Portfolio of investments—February 28, 2022 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined Large Cap Portfolio	37.76%	45.06%	$12,845,171	$(7,203,415)	$1,329,652	$0	$131,384,034
Allspring Emerging Growth Portfolio	0.88	2.33	3,925,542	(4,566,689)	5,716	4,220	11,107,974
Allspring Factor Enhanced Emerging Markets Equity Portfolio	5.98	8.51	1,188,534	(3,019,647)	251,248	63	13,500,781
Allspring Factor Enhanced International Equity Portfolio	12.62	17.07	2,998,654	(9,923,884)	1,485,481	417	108,632,276
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	5.99	8.04	4,952,071	(3,811,989)	492,508	284	60,347,655
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	6.93	8.61	3,847,994	(4,882,750)	94,817	83	16,521,332
Allspring Small Company Value Portfolio	1.42	1.77	808,508	585,316	114,192	355	11,029,601
			$30,566,474	$(32,823,058)	$3,773,614	$5,422	$352,523,653
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Japanese Yen Futures	272	3-14-2022	$29,755,551	$29,603,800	$0	$(151,751)
E-Mini Nasdaq 100 Index	100	3-18-2022	31,065,312	28,456,000	0	(2,609,312)
E-Mini Russell 2000 Index	145	3-18-2022	14,840,416	14,822,625	0	(17,791)
MSCI Emerging Markets Index	96	3-18-2022	5,886,145	5,642,400	0	(243,745)
Short
E-Mini Russell 2000 Index	(215)	3-18-2022	(20,658,917)	(21,978,375)	0	(1,319,458)
E-Mini S&P 500 Index	(688)	3-18-2022	(142,809,873)	(150,259,200)	0	(7,449,327)
MSCI EAFE Index	(338)	3-18-2022	(35,498,536)	(36,500,620)	0	(1,002,084)
MSCI Emerging Markets Index	(239)	3-18-2022	(13,591,893)	(14,047,225)	0	(455,332)
					$0	$(13,248,800)
See accompanying notes to portfolio of investments

Allspring Spectrum Aggressive Growth Fund  |  3

Notes to portfolio of investments—February 28, 2022 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with each Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

4  |  Allspring Spectrum Aggressive Growth Fund

Notes to portfolio of investments—February 28, 2022 (unaudited)

to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$193,868,833	$0	$0	$193,868,833
Investments measured at net asset value*				352,523,653
	193,868,833	0	0	546,392,486
Total assets	$193,868,833	$0	$0	$546,392,486
Liabilities
Futures contracts	$13,248,800	$0	$0	$13,248,800
Total liabilities	$13,248,800	$0	$0	$13,248,800

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $352,523,653 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of February 28, 2022, $12,922,827 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2022, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portoflio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation

Allspring Spectrum Aggressive Growth Fund  |  5